Commitments and Contingencies - Additional Information (Detail) $ in Millions	Dec. 31, 2018 USD ($)	Nov. 25, 2015 item
Loss Contingencies [Line Items]
Commitments to capital upgrades	$ 20.8
Primary Beneficiary | Surety Bond
Loss Contingencies [Line Items]
Contingent liability related to letters of credit	$ 23.0
Predecessor | Construction Contract with SHI | Pending Litigation
Loss Contingencies [Line Items]
Number of arbitrators | item		3